Financial Statements of Parent Company Guarantor (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Pentair Ltd. and Subsidiaries
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Year ended December 31, 2012

In thousands	Parent Company Guarantor	Subsidiary Issuer	Non-guarantor Subsidiaries	Eliminations	Pentair Ltd. and Subsidiaries Consolidated
Net sales	$—	$—	$4,416,146	$—	$4,416,146
Cost of goods sold	—	—	3,146,554	—	3,146,554
Gross profit	—	—	1,269,592	—	1,269,592
Selling, general and administrative	5,017	(3,792)	1,157,211	—	1,158,436
Research and development	—	—	93,557	—	93,557
Impairment of trade names and goodwill	—	—	60,718	—	60,718
Operating (loss) income	(5,017)	3,792	(41,894)	—	(43,119)
Loss (earnings) from investment in subsidiaries	101,400	102,344	—	(203,744)	—
Other (income) expense:
Loss on early extinguishment of debt	—	—	75,367	—	75,367
Equity income of unconsolidated subsidiaries	—	—	(2,156)	—	(2,156)
Net interest (income) expense	81	971	66,583	—	67,635
Income (loss) from continuing operations before income taxes and noncontrolling interest	(106,498)	(99,523)	(181,688)	203,744	(183,965)
Provision (benefit) for income taxes	688	1,101	(81,142)	—	(79,353)
Net income (loss) before noncontrolling interest	(107,186)	(100,624)	(100,546)	203,744	(104,612)
Noncontrolling interest	—	—	2,574	—	2,574
Net income (loss) attributable to Pentair Ltd.	$(107,186)	$(100,624)	$(103,120)	$203,744	$(107,186)
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest	$(107,186)	$(100,624)	$(100,546)	$203,744	$(104,612)
Changes in cumulative translation adjustment	30,016	30,016	31,430	(60,032)	31,430
Amortization of pension and other post-retirement prior service cost	(253)	(253)	(253)	506	(253)
Changes in market value of derivative financial instruments	(3,630)	(3,630)	(3,630)	7,260	(3,630)
Total comprehensive income (loss)	(81,053)	(74,491)	(72,999)	151,478	(77,065)
Less: Comprehensive income (loss) attributable to noncontrolling interest	—	—	3,988	—	3,988
Comprehensive income (loss) attributable to Pentair Ltd.	$(81,053)	$(74,491)	$(76,987)	$151,478	$(81,053)

Condensed Consolidating Balance Sheet
Pentair Ltd. and Subsidiaries
Condensed Consolidating Balance Sheet
December 31, 2012

In thousands	Parent Company Guarantor	Subsidiary Issuer	Non-guarantor Subsidiaries	Eliminations	Pentair Ltd. and Subsidiaries Consolidated
Assets
Current assets
Cash and cash equivalents	$—	$30	$261,311	$—	$261,341
Accounts and notes receivable, net	20,197	1,458,341	1,330,630	(1,534,588)	1,274,580
Inventories	—	—	1,333,859	—	1,333,859
Other current assets	85,824	—	333,092	(84,399)	334,517
Total current assets	106,021	1,458,371	3,258,892	(1,618,987)	3,204,297
Property, plant and equipment, net	—	—	1,188,187	—	1,188,187
Other assets
Investments in subsidiaries	6,486,340	7,464,578	—	(13,950,918)	—
Goodwill	—	—	5,110,952	—	5,110,952
Intangibles, net	—	—	1,926,870	—	1,926,870
Other non-current assets	31,578	6,861	413,986	—	452,425
Total other assets	6,517,918	7,471,439	7,451,808	(13,950,918)	7,490,247
Total assets	$6,623,939	$8,929,810	$11,898,887	$(15,569,905)	$11,882,731
Liabilities and Equity
Current liabilities
Current maturities of long-term debt and short-term borrowings	$—	$—	$3,096	$—	$3,096
Accounts payable	54,263	1,787	587,225	(76,247)	567,028
Employee compensation and benefits	—	—	296,747	—	296,747
Other current liabilities	180,979	11,427	670,199	(84,399)	778,206
Total current liabilities	235,242	13,214	1,557,267	(160,646)	1,645,077
Other liabilities
Long-term debt	—	2,297,710	1,614,909	(1,458,341)	2,454,278
Pension and other post-retirement compensation and benefits	—	—	378,821	—	378,821
Deferred tax liabilities	—	—	421,898	—	421,898
Other non-current liabilities	17,644	—	477,463	—	495,107
Total liabilities	252,886	2,310,924	4,450,358	(1,618,987)	5,395,181
Equity
Shareholders’ equity attributable to Pentair Ltd. and subsidiaries	6,371,053	6,618,886	7,332,032	(13,950,918)	6,371,053
Noncontrolling interest	—	—	116,497	—	116,497
Total equity	6,371,053	6,618,886	7,448,529	(13,950,918)	6,487,550
Total liabilities and equity	$6,623,939	$8,929,810	$11,898,887	$(15,569,905)	$11,882,731

Condensed Consolidating Statement of Cash Flows
Pentair Ltd. and Subsidiaries
Condensed Consolidating Statement of Cash Flows
Year ended December 31, 2012

In thousands	Parent Company Guarantor	Subsidiary Issuer	Non-guarantor Subsidiaries	Eliminations	Pentair Ltd. and Subsidiaries Consolidated
Operating activities
Net cash provided by (used for) operating activities	$(108,944)	$(88,253)	$61,413	$203,744	$67,960
Investing activities
Capital expenditures	—	—	(94,532)	—	(94,532)
Proceeds from sale of property and equipment	—	—	5,508	—	5,508
Acquisitions, net of cash acquired	—	300,061	170,398	—	470,459
Other	—	—	(5,858)	—	(5,858)
Net cash provided by (used for) investing activities	—	300,061	75,516	—	375,577
Financing activities
Net short-term borrowings	—	—	(3,700)	—	(3,700)
Proceeds from long-term debt	—	1,397,710	138,436	—	1,536,146
Repayment of long-term debt	—	—	(1,305,339)	—	(1,305,339)
Debt issuance costs	—	(8,722)	(982)	—	(9,704)
Debt extinguishment costs	—	—	(74,752)	—	(74,752)
Net change in advances to subsidiaries	156,977	(1,600,766)	1,647,533	(203,744)	—
Excess tax benefits from share-based compensation	—	—	4,976	—	4,976
Shares issued to employees, net of shares withheld	—	—	68,177	—	68,177
Repurchases of common shares	—	—	(334,159)	—	(334,159)
Dividends paid	(48,033)	—	(64,364)	—	(112,397)
Distributions to noncontrolling interest	—	—	(1,554)	—	(1,554)
Net cash provided by (used for) financing activities	108,944	(211,778)	74,272	(203,744)	(232,306)
Effect of exchange rate changes on cash and cash equivalents	—	—	33	—	33
Change in cash and cash equivalents	—	30	211,234	—	211,264
Cash and cash equivalents, beginning of year	—	—	50,077	—	50,077
Cash and cash equivalents, end of year	$—	$30	$261,311	$—	$261,341